Invested Assets and Investment Income - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	$ 875,574	$ 833,689	$ 928,220
Fair value of securitized liabilities	826,847	785,463	$ 881,328
Transfers out of Level1 and Level 2 of fair value hierarchy , assets held at end of reporting period	0	0
Segregated funds [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Profit (loss) from associates and joint ventures	399	852
Securitized assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair value of securitized assets	5,782	5,167
Fair value of securitized liabilities	$ 5,456	$ 4,865